Post-retirement benefits - Summary of main assumptions rate for valuations of plans (Detail)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [Line Items]
Assumption for the consumer price index (%)	2.70%	2.10%
Canada
Disclosure of defined benefit plans [Line Items]
Discount rate (%)	2.90%	2.50%
Inflation (%)	1.90%	1.60%
Rate of increase in pensions	0.30%	0.10%
Rate of increase in salaries	3.10%	2.80%
UK
Disclosure of defined benefit plans [Line Items]
Discount rate (%)	1.90%	1.20%
Inflation (%)	3.40%	2.90%
Rate of increase in pensions	2.90%	2.50%
Rate of increase in salaries	4.20%	3.60%
US
Disclosure of defined benefit plans [Line Items]
Discount rate (%)	2.80%	2.20%
Inflation (%)	2.40%	2.10%
Rate of increase in pensions	0.00%	0.00%
Rate of increase in salaries	3.90%	3.60%
Switzerland
Disclosure of defined benefit plans [Line Items]
Discount rate (%)	0.30%	0.10%
Inflation (%)	0.90%	0.90%
Rate of increase in pensions	1.80%	0.50%
Rate of increase in salaries	1.90%	1.90%